Forward Merger - Allocation of the purchase price (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Jan. 06, 2023	Dec. 31, 2023	Dec. 31, 2022
Forward Merger
Cash and cash equivalents	$ 1,558	$ 31,200	$ 5,158	$ 9,746
Successor [Member]
Forward Merger
Cash and cash equivalents	31,200
Priveterra
Forward Merger
Cash and cash equivalents	29,200	29,200
Intangible Assets Acquired
Forward Merger
Cash and cash equivalents	2,000	2,000
Intangible Assets Acquired | Priveterra
Forward Merger
Cash and cash equivalents	2,001	2,001
Net working capital (excluding cash and cash equivalents)	(16,182)	(16,182)
Other assets and liabilities	775	775
Acquired in-process research and development	348,000	348,000
Net assets acquired	334,594	334,594
Loss on consolidation of VIE	7,553	7,553
Total purchase price	$ 342,147	$ 342,147